Credit Facility (Detail) - USD ($) $ in Thousands		12 Months Ended
		May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Line of Credit Facility [Line Items]
Credit facility at period end		$ 0	$ 0	$ 77,000
Average balance outstanding during the period		18,227	48,254	214,702
Maximum borrowings outstanding during the period		$ 202,800	$ 180,300	$ 462,900
Weighted average interest rate during the period	[1]	38.18%	15.65%	5.56%
Interest rate at end of period		0.00%	0.00%	4.93%

[1]	Includes commitment fees.